Retail Installment Contract Receivables - Installment Receivables (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts, Notes, Loans and Financing Receivable [Line Items]
RIC Discount	$ (59,514)	$ (34,164)
Retail Installment Contracts
Accounts, Notes, Loans and Financing Receivable [Line Items]
RIC receivables, gross	192,058	175,250
RIC Discount	(59,513)	(34,163)
RIC receivables, net	132,545	141,087
Classified on the consolidated balance sheets as:
Accounts and notes receivable, net	43,733	32,185
Long-term notes receivables and other assets, net	88,812	108,902
RIC receivables, net	132,545	141,087
Interest income	$ 13,600	$ 14,900	$ 7,300
Vivint Flex Pay | Minimum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans available to qualified customers, term of loan	42 months
Vivint Flex Pay | Maximum
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans available to qualified customers, term of loan	60 months